RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS - Renumeration of Directors and Other Key Management (Details) - Key management personnel of entity or parent [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Salaries, incentives and short-term benefits	$ 14	$ 19
Share-based payments	81	46
Total	95	65
Salaries, incentives and short-term benefits	14	19
Key management personnel compensation	95	65
Share-based payments	$ 81	$ 46